Leases	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Leases
Note 10: Leases
Our operating leases primarily consist of real estate leases for office space and do not have any non-lease components. We do not have any finance leases. Our total variable and short-term lease payments are immaterial for all periods presented.

The Seattle,

Washington lease originated in
July 2012
and consists of
49,375
square feet. In
September 2018
, the only option to extend, which was effective October
1
,
2019
, was exercised to extend the term for
61
months. The extended lease will expire in
October 2024
.

The Gangnam-gu, Seoul, Korea office space is subleased from our parent, DUG and consists of
28,497
square feet. The subleases originated in
February 2019
and were amended in
October 2020
and
October 2023
with DUG (sublessor). The subleases will expire in
September 2028
.
The Swieqi, Malta office lease was assumed as part of the SuprNation acquisition in October 2023 and consists of 4,770 square feet. The lease will expire in October 2024.
The weighted average remaining lease terms as of December 31, 2023 and 2022 were 3.8 years and 1.6 years, respectively. The weighted average discount rates for the Company’s leases as of December 31, 2023 and 2022 were 5.8% and 5.2%, respectively.
Supplemental balance sheet and statements of operations information related to operating leases is as follows (in thousands):

	Year Ended December 31,
	2023	2022	2021
Operating lease right-of-use asset	$7,577	$4,675	$7,764
Accrued rent	447	817	934

Total operating lease right-of-use asset, net	$7,130	$3,858	$6,830

Short-term operating lease liabilities	3,157	3,050	3,076
Long-term operating lease liabilities	4,420	1,625	4,688

Total operating lease liabilities	$7,577	$4,675	$7,764

Operating lease costs	$3,201	$3,160	$3,313
Supplemental cash flow information related to leases was as follows (in thousands):

	Year Ended December 31,
	2023	2022	2021
Cash paid for amounts included in the measurement of operating lease liabilities	$3,501	$3,253	$3,262
Right-of-use assets obtained in exchange for new lease obligations	$7,655	$—	$—
Maturities of lease liabilities are as follows (in thousands):

As of December 31, 2023	Seattle Lease	Seoul Lease (Related Party)	Malta
2024	1,732	1,445	267
2025	—	1,501	—
2026	—	1,534	—
2027	—	1,541	—
Thereafter	—	971	—
Less: Imputed Interest	(130)	(1,281)	(3)

Total	1,602	5,711	264